EXHIBIT 99.2:
Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and
December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security
Assurance Holdings Ltd., as filed with the Commission on August 14, 2006.